Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT FUNDS
Entity Central Index Key	0000824036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000018545
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Trading Symbol	RIFAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 660,802,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 2,194,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$660,802 Total Number of Portfolio Holdings 515 Total Advisory Fees Paid (thousands) $2,194 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Securities Sold Short	(6.1)%
Short-Term Investments	2.8%
Common Stocks	103.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	44.4%
Financial Services	13.8%
Consumer Discretionary	12.9%
Health Care	10.5%
Producer Durables	8.4%
Materials and Processing	3.8%
Energy	3.4%
Utilities	3.1%
Consumer Staples	2.9%
Other	(3.2)%

C000018546
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Trading Symbol	RIFBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$60	1.07%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.07%
AssetsNet	$ 244,880,000
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 941,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$244,880 Total Number of Portfolio Holdings 1,182 Total Advisory Fees Paid (thousands) $941 Portfolio Turnover Rate46%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.2%
Securities Sold Short	(3.4)%
Short-Term Investments	5.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	19.3%
Financial Services	19.1%
Health Care	18.2%
Technology	13.7%
Consumer Discretionary	9.6%
Materials and Processing	8.1%
Energy	4.9%
Utilities	2.7%
Consumer Staples	2.2%
Other	2.2%

C000018547
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Trading Symbol	RIFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 399,390,000
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$399,390 Total Number of Portfolio Holdings 574 Total Advisory Fees Paid (thousands) $1,634 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.0%
Preferred Stocks	0.7%
Short-Term Investments	3.0%
Common Stocks	94.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.9%
United Kingdom	10.7%
France	9.1%
Germany	6.6%
United States	6.2%
Netherlands	5.4%
Canada	5.1%
Italy	3.9%
Switzerland	3.9%
Taiwan	3.5%
Other Common Stocks	23.0%
Other	5.7%

C000018549
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Trading Symbol	RIFDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 852,980,000
Holdings Count | Holding	988
Advisory Fees Paid, Amount	$ 2,304,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$852,980 Total Number of Portfolio Holdings 988 Total Advisory Fees Paid (thousands) $2,304 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.7%
Investments in Affiliated Funds	1.5%
Short-Term Investments	14.4%
Long-Term Fixed Income Investments	83.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	26.2%
Mortgage-Backed Securities	23.6%
International Debt	12.3%
United States Government Treasuries	10.4%
Asset-Backed Securities	5.9%
Non-US Bonds	4.9%
United States Government Agencies	0.1%
Other	16.6%

C000018548
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Trading Symbol	RIFSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,033,826,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 4,054,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,033,826 Total Number of Portfolio Holdings 142 Total Advisory Fees Paid (thousands) $4,054 Portfolio Turnover Rate43%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.6%
Short-Term Investments	3.4%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.1%
Japan	7.6%
Australia	5.8%
United Kingdom	4.0%
Singapore	3.0%
Hong Kong	2.7%
France	2.3%
Germany	1.9%
Belgium	1.4%
Canada	1.4%
Other Common Stocks	2.8%
Other	4.0%

C000047304
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Trading Symbol	RIFGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 65,072,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$65,072 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.4%
International Equities	20.8%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%

C000047305
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Trading Symbol	RIFHX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 224,215,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$224,215 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $44 Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	35.8%
Fixed Income	32.1%
Domestic Equities	21.3%
Multi-Asset	6.9%
Alternative	3.9%

C000047306
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Trading Symbol	RIFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Aggressive Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 191,232,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 40,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$191,232 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $40 Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.2%
Domestic Equities	32.9%
Fixed Income	14.0%
Multi-Asset	8.0%
Alternative	4.9%

C000047307
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Trading Symbol	RIFJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Aggressive Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 56,310,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$56,310 Total Number of Portfolio Holdings 10 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	43.1%
Domestic Equities	38.8%
Multi-Asset	7.9%
Alternative	5.4%
Fixed Income	4.8%